Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Cash receipts from sales of goods and rendering of services		$ 2,082,366	$ 1,874,202	$ 1,713,549
Cash receipts from premiums and benefits, annuities and other benefits from policies entered		2,967	5,071	0
Cash payments to suppliers for the provision of goods and services		(842,079)	(851,972)	(1,082,704)
Cash payments to and on behalf of employees		(227,103)	(204,609)	(44,916)
Other payments related to operating activities	[1]	(65,444)	(32,185)	(70,991)
Net cash generated from (used in) operating activities	[2]	950,707	790,507	514,938
Dividends received		2,091	4,345	7,515
Interest paid		(51,335)	(55,217)	(44,225)
Interest received		13,499	10,550	11,570
Income taxes paid		(148,568)	(113,991)	(72,579)
Other inflows (outflows) of cash	[3]	(8,122)	(2,532)	10,098
Net cash generated from operating activities		758,272	633,662	427,317
Cash flows from (used in) investing activities
Payments made to acquire interest in joint ventures		(38,088)	(45,000)	(59)
Proceeds from the sale of property, plant and equipment		229	4,347	388
Acquisition of property, plant and equipment		(142,144)	(131,251)	(111,315)
Proceeds from sales of intangible assets		8,640	3,435	4,586
Purchases of intangible assets		0	(2,090)	0
Cash advances and loans granted to third parties		78	(163)	0
Proceeds from the repayment of advances and loans granted to third parties		0	0	420
Other (outflows) inflows of cash	[4]	(76,782)	333,108	36,175
Net cash generated (used in) from investing activities		(248,067)	162,386	(69,805)
Cash flows used in financing activities
Proceeds from short-term borrowings		143,000	100,000	137,000
Repayment of borrowings		(180,987)	(517,000)	(190,000)
Dividends paid		(373,933)	(399,410)	(127,343)
Net cash used in financing activities		(411,920)	(816,410)	(180,343)
Net increase (decrease) in cash and cash equivalents before the effect of changes in the exchange rate		98,285	(20,362)	177,169
Effects of exchange rate fluctuations on cash and cash equivalents		17,484	7,772	(4,476)
Net increase (decrease) in cash and cash equivalents		115,769	(12,590)	172,693
Cash and cash equivalents at beginning of period		514,669	527,259	354,566
Cash and cash equivalents at end of period		$ 630,438	$ 514,669	$ 527,259

[1]	Includes a payment of ThUS$30,000 made to the SEC and the DOJ, which was provisioned in 2016 and paid in 2017.
[2]	Includes a payment of ThUS$30,000 made to the SEC and the DOJ, which was provisioned in 2016 and paid in 2017
[3]	Other inflows (outflows) of cash from operating activities include increases (decreases) net of Value Added Tax.
[4]	Other inflows (outflows) of cash include investments and redemptions of time deposits and other financial instruments that do not qualify as cash and cash equivalent in accordance with IAS 7, paragraph 7, since they mature in more than 90 days from the original investment date.